Investment properties_Details of investment properties (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of investment property [Line Items]
Net carrying value	₩ 378,196	₩ 371,301	$ 339,829	₩ 358,497	₩ 351,496
Fair value of investment properties	₩ 438,534	₩ 396,587
Description of extent to which fair value of investment property is based on valuation by independent value	The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties	The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties
Description of investment property of level of fair value hierarchy within which fair value measurement is categorised	The fair value of investment property is classified as level 3 on the fair value hierarchy	The fair value of investment property is classified as level 3 on the fair value hierarchy
Acquisition cost
Disclosure of investment property [Line Items]
Net carrying value	₩ 416,796	₩ 404,741
Accumulated depreciation
Disclosure of investment property [Line Items]
Net carrying value	₩ (38,600)	₩ (33,440)